Tax - Asset and liability (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax
Deferred tax assets	£ (1,412)	£ (1,740)
Deferred tax liability	454	583
Net deferred tax asset	£ (958)	£ (1,157)	£ (1,141)